Regulatory Matters	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory Matters

NOTE 12 – REGULATORY MATTERS

The Company (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial performance. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (set forth in the following table) of total capital, tier 1 capital and common equity tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of tier 1 capital to average assets (as defined). Management believes as of December 31, 2017 and 2016, the Company and Bank met or exceeded all capital adequacy requirements to which they are subject.

As of December 31, 2017, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized” an institution must maintain minimum total risk-based, tier 1 risk-based, common equity tier 1, and tier 1 leverage ratios as set forth in the following tables. There are no known conditions or events since that notification that Management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

2017
Total capital to risk-weighted assets
Consolidated	$71,815	13.8%	$41,693	8.0%	$52,116	10.0%
Bank	70,672	13.6	41,684	8.0	52,105	10.0
Tier 1 capital to risk-weighted assets
Consolidated	66,203	12.7	31,270	6.0	41,693	8.0
Bank	65,060	12.5	31,263	6.0	41,684	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	66,203	12.7	23,452	4.5	33,876	6.5
Bank	65,060	12.5	23,447	4.5	33,868	6.5
Tier 1 capital to average assets
Consolidated	66,203	9.3	28,437	4.0	35,546	5.0
Bank	65,060	9.2	28,432	4.0	35,541	5.0

2016
Total capital to risk-weighted assets
Consolidated	$66,545	13.7%	$38,936	8.0%	$48,670	10.0%
Bank	65,420	13.5	38,925	8.0	48,656	10.0
Tier 1 capital to risk-weighted assets
Consolidated	61,246	12.6	29,202	6.0	38,936	8.0
Bank	60,121	12.4	29,194	6.0	38,925	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	61,246	12.6	21,901	4.5	31,635	6.5
Bank	60,121	12.4	21,895	4.5	31,626	6.5
Tier 1 capital to average assets
Consolidated	61,246	9.3	26,330	4.0	32,913	5.0
Bank	60,121	9.1	26,325	4.0	32,906	5.0

The Company’s primary source of funds with which to pay dividends are dividends received from the Bank. The payment of dividends by the Bank to the Company is subject to restrictions by its regulatory agencies. These restrictions generally limit dividends to current year net income and prior two-years’ net retained earnings. Also, dividends may not reduce capital levels below the minimum regulatory requirements disclosed in the prior table. Under these provisions, at January 1, 2018, the Bank could dividend $9.3 million to the Company. The Company does not anticipate the financial need to obtain regulatory approval to pay dividends. Federal law prevents the Company from borrowing from the Bank unless loans are secured by specific obligations. Further, such secured loans are limited to an amount not exceeding ten percent of the Bank’s common stock and capital surplus.